Defiance Daily Target 2X Long MRNA ETF
Schedule of Investments
July 31, 2026 (Unaudited)
SHORT-TERM INVESTMENTS - 26.0%
Money Market Funds - 8.7%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(a)	189,482	$189,482

U.S. Treasury Bills - 17.3%	Principal Amount	Value
U.S. Treasury Bill, 8/27/2026, 3.25%(b)	380,000	379,088

TOTAL SHORT-TERM INVESTMENTS (Cost $568,479)		568,570

TOTAL INVESTMENTS - 26.0% (Cost $568,479)		$568,570
Other Assets in Excess of Liabilities - 74.0%		1,615,926
TOTAL NET ASSETS - 100.0%		$2,184,496

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.
(b)	The rate shown is the annualized effective yield as of July 31, 2026.

Defiance Daily Target 2X Long MRNA ETF
Schedule of Total Return Swaps Contracts
July 31, 2026 (Unaudited)

TOTAL RETURN SWAPS - 11.5%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Moderna, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 2.99%	Termination(e)	09/08/2028	$508,455	$39,158
Moderna, Inc.	Clear Street LLC	Receive	OBFR + 5.00%	Termination(c)	03/07/2028	782,227	147,185
Moderna, Inc.	Jane Street Execution Services, LLC	Receive	OBFR + 8.00%	Termination(c)	06/01/2033	822,300	(101,090)
Moderna, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 3.00%	Termination(d)	02/02/2029	603,020	73,810
Moderna, Inc.	National Bank of Canada Financial, Inc.	Receive	OBFR +18.00%	Termination(a)	01/31/2033	822,300	(14,916)
Moderna, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 13.00%	Termination(b)	03/31/2033	822,300	106,343
							250,490

Net Unrealized Appreciation (Depreciation)							250,490

OBFR - Overnight Bank Funding Rate was 3.63% as of July 31, 2026.

(a)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined mark-to-market thresholds.
(b)	Financing reset of the swap is effective on termination. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.
(c)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination. Both may periodically reset throughout the term on an ad-hoc basis.
(d)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined notional thresholds.
(e)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term on an ad-hoc basis.